FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2021
Finance costs [Abstract]
FINANCE COSTS, NET
14 ■ Finance Costs, Net

For the years ended December 31	2021	2020
Interest expense[1]	$357	$342
Amortization of debt issue costs	1	2
Amortization of premium	(1)	(1)
Interest on lease liabilities	5	5
Loss (gain) on interest rate hedges	3	(5)
Interest capitalized[2]	(16)	(24)
Accretion	48	41
Loss on debt extinguishment	—	15
Finance income	(42)	(28)
Total	$355	$347
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2021, cash interest paid was $303 million (2020: $295 million).
2For the year ended December 31, 2021, the general capitalization rate was 6.00% (2020: 5.90%).